Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-7.14%
Altice USA, Inc., Class A(b)	399,626	$12,280,507
AMC Networks, Inc., Class A(b)(c)	44,818	2,242,693
Charter Communications, Inc., Class A(b)	82,083	61,073,856
Discovery, Inc., Class A(b)(c)	246,103	7,139,448
Sinclair Broadcast Group, Inc., Class A(c)	75,187	2,127,040
		84,863,544
Consumer Discretionary-10.40%
Bally’s Corp.(b)(c)	61,913	3,049,215
Caleres, Inc.	55,831	1,381,259
Cato Corp. (The), Class A	30,378	501,237
Citi Trends, Inc.(b)(c)	13,544	1,080,134
Dillard’s, Inc., Class A	25,003	4,582,300
eBay, Inc.	843,453	57,531,929
Ethan Allen Interiors, Inc.	36,747	873,476
Fiesta Restaurant Group, Inc.(b)	38,597	516,814
Flexsteel Industries, Inc.	9,995	344,828
Graham Holdings Co., Class B	5,889	3,914,183
H&R Block, Inc.	264,650	6,497,157
Haverty Furniture Cos., Inc., (Acquired 01/31/2020 - 02/23/2021; Cost $767,445)(d)	24,686	888,449
Murphy USA, Inc.	39,266	5,792,128
Service Corp. International	245,217	15,323,610
Toll Brothers, Inc.	179,932	10,664,570
Travel + Leisure Co.	125,689	6,510,690
Tri Pointe Homes, Inc.(b)	172,710	4,165,765
		123,617,744
Consumer Staples-2.32%
Herbalife Nutrition Ltd.(b)	172,139	8,768,761
Nu Skin Enterprises, Inc., Class A	72,982	3,918,404
Post Holdings, Inc.(b)	92,798	9,496,947
Spectrum Brands Holdings, Inc.	62,170	5,430,549
		27,614,661
Energy-1.12%
Antero Midstream Corp.	696,179	6,613,700
Antero Resources Corp.(b)	440,293	5,987,985
Dorian LPG Ltd.(b)	59,920	725,032
		13,326,717
Financials-27.78%
Affiliated Managers Group, Inc.	60,723	9,620,952
Allstate Corp. (The)	436,555	56,773,978
Ameriprise Financial, Inc.	169,036	43,536,912
Apollo Commercial Real Estate Finance, Inc.	204,007	3,104,987
Assured Guaranty Ltd.	109,970	5,257,666
Atlantic Capital Bancshares, Inc.(b)	29,654	711,696
B. Riley Financial, Inc.	40,179	2,714,493
Brighthouse Financial, Inc.(b)	125,122	5,387,753
Brightsphere Investment Group, Inc.	115,731	2,892,118
Carver Bancorp, Inc.(b)(c)	5,057	74,894
CNO Financial Group, Inc.	191,878	4,382,494
Cowen, Inc., Class A(c)	39,183	1,566,536
Credit Acceptance Corp.(b)(c)	23,913	11,592,305
Diamond Hill Investment Group, Inc.	4,658	802,341
Elevate Credit, Inc.(b)(c)	52,142	188,754
Employers Holdings, Inc.	41,597	1,727,107
Equitable Holdings, Inc.	624,593	19,281,186
First Citizens BancShares, Inc., Class A	12,850	10,056,281
Hanover Insurance Group, Inc. (The)	52,352	7,114,637
HomeStreet, Inc.(c)	31,144	1,174,440
	Shares	Value
Financials-(continued)
Jefferies Financial Group, Inc.	360,279	$11,957,660
LendingClub Corp.(b)	141,797	3,459,847
Loews Corp.	383,815	20,583,998
MBIA, Inc.(b)(c)	79,263	1,034,382
Meta Financial Group, Inc.	46,560	2,314,032
Midland States Bancorp, Inc.	32,617	802,704
Navient Corp.	261,802	5,348,615
PCSB Financial Corp.	23,285	420,061
PennyMac Financial Services, Inc.(c)	97,325	6,120,769
Popular, Inc.	117,538	8,552,065
Santander Consumer USA Holdings, Inc.	446,322	18,312,592
SLM Corp.	470,872	8,866,520
Synchrony Financial	848,204	39,882,552
Universal Insurance Holdings, Inc.	45,525	644,634
Voya Financial, Inc.(c)	176,804	11,386,178
Waterstone Financial, Inc.	36,799	726,044
World Acceptance Corp.(b)(c)	9,870	1,871,056
		330,245,239
Health Care-13.04%
Biogen, Inc.(b)	171,019	55,877,038
DaVita, Inc.(b)	154,882	18,624,561
Halozyme Therapeutics, Inc.(b)	207,656	8,582,422
Ligand Pharmaceuticals, Inc.(b)(c)	24,285	2,756,590
McKesson Corp.	225,566	45,977,118
Molina Healthcare, Inc.(b)	85,171	23,252,535
		155,070,264
Industrials-10.79%
Acuity Brands, Inc.	52,077	9,133,264
Allison Transmission Holdings, Inc.	159,760	6,376,022
Avis Budget Group, Inc.(b)	101,882	8,432,773
Carlisle Cos., Inc.	76,117	15,393,902
Covenant Logistics Group, Inc., Class A(b)	21,004	441,294
FTI Consulting, Inc.(b)	49,908	7,271,596
GrafTech International Ltd.	389,779	4,431,787
Kansas City Southern	132,618	35,515,100
Masco Corp.	370,121	22,099,925
Meritor, Inc.(b)	105,854	2,575,428
Moog, Inc., Class A	42,684	3,323,803
Primoris Services Corp.	78,351	2,342,695
Trinity Industries, Inc.(c)	159,455	4,322,825
Triton International Ltd. (Bermuda)	98,255	5,186,882
TrueBlue, Inc.(b)	51,731	1,406,566
		128,253,862
Information Technology-25.19%
Arrow Electronics, Inc.(b)	107,605	12,758,725
Avaya Holdings Corp.(b)	123,342	2,987,343
Citrix Systems, Inc.	181,085	18,244,314
Fortinet, Inc.(b)	238,182	64,842,668
HP, Inc.	1,751,911	50,577,670
Immersion Corp.(b)	45,043	340,525
Intel Corp.	1,054,842	56,666,112
J2 Global, Inc.(b)(c)	65,836	9,300,652
MicroStrategy, Inc., Class A(b)(c)	11,350	7,105,213
Oracle Corp.	760,776	66,294,021
Sanmina Corp.(b)	94,936	3,647,441
Xerox Holdings Corp.	279,936	6,754,856
		299,519,540
Materials-1.48%
Graphic Packaging Holding Co.	414,480	7,945,582
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Louisiana-Pacific Corp.	149,126	$8,267,545
Resolute Forest Products, Inc.	115,346	1,377,231
		17,590,358
Real Estate-0.70%
City Office REIT, Inc.	63,290	814,543
SL Green Realty Corp.	101,146	7,531,331
		8,345,874
Utilities-0.06%
Star Group L.P.	58,627	691,212
Total Common Stocks & Other Equity Interests (Cost $1,133,865,208)		1,189,139,015
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $1,728,050)	1,728,050	1,728,050
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $1,135,593,258)		1,190,867,065
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.71%
Invesco Private Government Fund, 0.02%(e)(f)(g)	16,792,171	$16,792,171
Invesco Private Prime Fund, 0.12%(e)(f)(g)	39,166,065	39,181,732
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,973,903)		55,973,903
TOTAL INVESTMENTS IN SECURITIES-104.87% (Cost $1,191,567,161)		1,246,840,968
OTHER ASSETS LESS LIABILITIES-(4.87)%		(57,943,171)
NET ASSETS-100.00%		$1,188,897,797

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,541,414	$10,604,841	$(10,418,205)	$-	$-	$1,728,050	$103
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,071,112	201,608,215	(274,887,156)	-	-	16,792,171	1,204*
Invesco Private Prime Fund	135,106,669	272,899,847	(368,824,783)	(1)	-	39,181,732	22,001*
Total	$226,719,195	$485,112,903	$(654,130,144)	$(1)	$-	$57,701,953	$23,308

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-5.05%
Activision Blizzard, Inc.	33,747	$2,821,924
AT&T, Inc.	311,210	8,729,441
Comcast Corp., Class A	199,723	11,749,704
John Wiley & Sons, Inc., Class A(b)	2,031	119,382
Telephone & Data Systems, Inc.(b)	4,658	104,106
Verizon Communications, Inc.	180,373	10,061,206
		33,585,763
Consumer Discretionary-8.98%
Best Buy Co., Inc.	10,873	1,221,582
Churchill Downs, Inc.	1,657	307,871
Dillard’s, Inc., Class A(b)	769	140,935
Gentex Corp.	10,492	357,043
Genuine Parts Co.	6,283	797,438
Hasbro, Inc.	5,969	593,557
Home Depot, Inc. (The)	46,302	15,195,853
Leggett & Platt, Inc.	5,783	277,757
Lithia Motors, Inc., Class A	1,300	490,386
Lowe’s Cos., Inc.	30,696	5,914,812
McDonald’s Corp.	32,403	7,864,532
Monro, Inc.(b)	1,441	83,578
NIKE, Inc., Class B	55,569	9,308,363
PetMed Express, Inc.	872	27,372
Polaris, Inc.(b)	2,651	347,467
Pool Corp.	1,725	824,240
Service Corp. International(b)	7,301	456,239
Starbucks Corp.	51,178	6,214,545
Target Corp.	21,485	5,608,659
Thor Industries, Inc.(b)	2,399	283,946
Tractor Supply Co.	5,009	906,278
VF Corp.	17,039	1,366,528
Whirlpool Corp.	2,728	604,361
Williams-Sonoma, Inc.(b)	3,272	496,362
		59,689,704
Consumer Staples-13.83%
Altria Group, Inc.	80,371	3,861,023
Andersons, Inc. (The)	1,429	38,154
Archer-Daniels-Midland Co.	24,271	1,449,464
Brown-Forman Corp., Class B	13,453	954,087
Casey’s General Stores, Inc.	1,589	314,161
Church & Dwight Co., Inc.	10,651	922,164
Clorox Co. (The)	5,401	976,987
Coca-Cola Co. (The)	187,842	10,712,629
Colgate-Palmolive Co.	36,747	2,921,386
Costco Wholesale Corp.	19,223	8,260,508
Flowers Foods, Inc.(b)	9,192	216,564
Hershey Co. (The)	6,365	1,138,571
Hormel Foods Corp.	23,456	1,087,889
Ingredion, Inc.	2,915	255,966
J&J Snack Foods Corp.(b)	819	134,627
JM Smucker Co. (The)	4,765	624,739
Kellogg Co.	14,783	936,651
Kimberly-Clark Corp.	14,651	1,988,434
Kroger Co. (The)	32,873	1,337,931
Lancaster Colony Corp.	1,185	234,476
McCormick & Co., Inc.	10,813	910,130
Nu Skin Enterprises, Inc., Class A	2,170	116,507
PepsiCo, Inc.	60,223	9,452,000
Philip Morris International, Inc.	67,687	6,774,792
Procter & Gamble Co. (The)	106,587	15,159,869
SpartanNash Co.(b)	1,560	30,342
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	22,210	$1,647,982
Tootsie Roll Industries, Inc.(b)	1,721	59,185
Universal Corp.	1,055	55,029
Walgreens Boots Alliance, Inc.	37,539	1,769,964
Walmart, Inc.	122,463	17,457,101
WD-40 Co.(b)	590	143,364
		91,942,676
Energy-3.60%
Chevron Corp.	84,042	8,556,316
Enterprise Products Partners L.P.	94,897	2,141,825
Exxon Mobil Corp.	184,429	10,617,578
Magellan Midstream Partners L.P.	9,690	451,554
ONEOK, Inc.	19,352	1,005,724
Valero Energy Corp.	17,753	1,188,918
		23,961,915
Financials-13.39%
1st Source Corp.	1,087	49,774
Aflac, Inc.	29,508	1,622,940
Allstate Corp. (The)	12,995	1,690,000
American Equity Investment Life Holding Co.	4,139	132,821
American Financial Group, Inc.	3,695	467,381
Ameriprise Financial, Inc.	5,037	1,297,330
Arthur J. Gallagher & Co.	8,898	1,239,580
Assurant, Inc.	2,622	413,778
Atlantic Union Bankshares Corp.	3,433	121,769
AXIS Capital Holdings Ltd.	3,680	187,202
BancFirst Corp.(b)	1,410	78,227
Bank of New York Mellon Corp. (The)	38,016	1,951,361
Bank OZK	5,631	229,238
BlackRock, Inc.	6,629	5,748,470
BOK Financial Corp.(b)	3,026	254,214
Brown & Brown, Inc.	12,243	666,019
Cambridge Bancorp	299	25,588
Cboe Global Markets, Inc.	4,640	549,701
Chubb Ltd.	19,531	3,295,661
Cincinnati Financial Corp.	6,998	824,924
CME Group, Inc., Class A	15,600	3,309,228
Cohen & Steers, Inc.(b)	2,092	174,075
Comerica, Inc.	6,056	415,805
Commerce Bancshares, Inc.(b)	5,085	359,662
Community Bank System, Inc.(b)	2,335	167,279
Community Trust Bancorp, Inc.	767	30,496
Cullen/Frost Bankers, Inc.	2,767	296,954
Discover Financial Services	13,234	1,645,251
Erie Indemnity Co., Class A(b)	2,004	370,520
Evercore, Inc., Class A	1,761	232,804
FactSet Research Systems, Inc.	1,628	581,652
Fifth Third Bancorp	30,570	1,109,385
Financial Institutions, Inc.	681	20,049
First American Financial Corp.(b)	4,772	321,203
First Financial Bankshares, Inc.(b)	6,171	301,392
First Financial Corp.	582	23,309
First of Long Island Corp. (The)	1,023	22,046
Franklin Resources, Inc.	21,898	647,086
Globe Life, Inc.	4,484	417,505
Hanover Insurance Group, Inc. (The)	1,544	209,830
Hingham Institution for Savings (The)	92	27,508
Home BancShares, Inc.	7,159	151,628
Horace Mann Educators Corp.	1,801	71,698
Horizon Bancorp, Inc.	1,907	31,866
Huntington Bancshares, Inc.	64,121	902,824
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Independent Bank Corp.(b)	1,421	$100,436
International Bancshares Corp.	2,759	107,822
JPMorgan Chase & Co.	131,747	19,996,560
KeyCorp	42,155	828,767
Lakeland Bancorp, Inc.	2,194	35,916
Lazard Ltd., Class A	4,583	216,318
Lincoln National Corp.	8,274	509,844
MarketAxess Holdings, Inc.	1,634	776,428
Marsh & McLennan Cos., Inc.	22,079	3,250,470
Mercury General Corp.	2,399	145,931
Moody’s Corp.	8,137	3,059,512
Morningstar, Inc.	1,864	470,902
Northwest Bancshares, Inc.	5,525	73,538
Old Republic International Corp.	13,228	326,202
PNC Financial Services Group, Inc. (The)	18,445	3,364,552
Primerica, Inc.	1,696	247,989
Principal Financial Group, Inc.	11,820	734,377
Prosperity Bancshares, Inc.	4,032	274,942
Prudential Financial, Inc.	17,118	1,716,593
Raymond James Financial, Inc.	5,962	771,960
Reinsurance Group of America, Inc.	2,958	325,912
RenaissanceRe Holdings Ltd. (Bermuda)	2,152	328,589
RLI Corp.	1,961	212,533
S&P Global, Inc.	10,464	4,486,126
Sandy Spring Bancorp, Inc.	2,050	85,259
SEI Investments Co.	6,194	376,595
Southside Bancshares, Inc.	1,402	50,528
State Street Corp.	15,095	1,315,378
Stock Yards Bancorp, Inc.(b)	980	46,687
T. Rowe Price Group, Inc.	9,860	2,013,018
Tompkins Financial Corp.	641	49,197
Travelers Cos., Inc. (The)	10,919	1,626,057
Truist Financial Corp.	58,410	3,179,256
U.S. Bancorp	64,691	3,592,938
UMB Financial Corp.	2,095	196,092
United Bankshares, Inc.(b)	5,608	193,700
Unum Group	8,870	243,038
W.R. Berkley Corp.	7,698	563,263
Washington Federal, Inc.	3,149	101,618
Washington Trust Bancorp, Inc.	745	36,319
Webster Financial Corp.	3,923	188,696
WesBanco, Inc.	2,930	94,580
Westamerica Bancorporation	1,156	64,216
		89,065,687
Health Care-14.07%
Abbott Laboratories	77,430	9,367,481
AmerisourceBergen Corp.	8,921	1,089,879
Atrion Corp.	79	49,686
Becton, Dickinson and Co.	12,629	3,229,867
Bristol-Myers Squibb Co.	96,965	6,581,015
Cardinal Health, Inc.	12,600	748,188
Chemed Corp.	686	326,550
Ensign Group, Inc. (The)	2,382	202,637
Hill-Rom Holdings, Inc.	2,893	400,565
Johnson & Johnson	114,613	19,736,359
McKesson Corp.	6,872	1,400,720
Medtronic PLC	58,549	7,688,069
Merck & Co., Inc.	110,381	8,484,987
National HealthCare Corp.	662	51,404
Perrigo Co. PLC	5,796	278,382
Pfizer, Inc.	243,905	10,441,573
STERIS PLC	3,706	807,723
	Shares	Value
Health Care-(continued)
Stryker Corp.	16,359	$4,432,307
UnitedHealth Group, Inc.	41,082	16,934,822
West Pharmaceutical Services, Inc.	3,210	1,321,653
		93,573,867
Industrials-13.28%
3M Co.	25,173	4,982,744
A.O. Smith Corp.	5,835	410,376
ABM Industries, Inc.(b)	2,920	135,751
Applied Industrial Technologies, Inc.	1,672	149,978
Brady Corp., Class A	2,104	115,047
C.H. Robinson Worldwide, Inc.	5,772	514,689
Carlisle Cos., Inc.	2,262	457,467
Caterpillar, Inc.	23,784	4,917,342
Cintas Corp.	4,570	1,801,403
CSX Corp.	98,675	3,189,176
Cummins, Inc.	6,357	1,475,460
Donaldson Co., Inc.(b)	5,476	362,456
Douglas Dynamics, Inc.	987	39,381
Dover Corp.	6,242	1,043,163
Eaton Corp. PLC	17,312	2,736,162
Emerson Electric Co.	26,051	2,628,285
Expeditors International of Washington, Inc.	7,333	940,457
Fastenal Co.	24,949	1,366,457
Franklin Electric Co., Inc.	2,016	164,828
GATX Corp.(b)	1,523	140,497
General Dynamics Corp.	12,275	2,406,268
Gorman-Rupp Co. (The)	1,123	40,080
Graco, Inc.	7,356	574,356
Healthcare Services Group, Inc.(b)	3,248	84,773
HEICO Corp.(b)	2,350	317,838
Hillenbrand, Inc.	3,271	148,176
HNI Corp.	1,890	70,497
Honeywell International, Inc.	30,166	7,052,509
Hubbell, Inc.	2,353	471,682
IDEX Corp.	3,300	748,077
Illinois Tool Works, Inc.	13,724	3,110,819
Insperity, Inc.(b)	1,664	164,819
ITT, Inc.	3,738	365,988
J.B. Hunt Transport Services, Inc.	4,596	774,196
L3Harris Technologies, Inc.	8,902	2,018,440
Lennox International, Inc.(b)	1,625	535,324
Lincoln Electric Holdings, Inc.	2,578	359,451
Lindsay Corp.	469	75,364
Lockheed Martin Corp.	12,074	4,487,544
ManpowerGroup, Inc.	2,362	280,086
Matthews International Corp., Class A	1,362	47,125
McGrath RentCorp	1,042	81,714
MSA Safety, Inc.	1,685	277,149
MSC Industrial Direct Co., Inc., Class A(b)	2,038	181,728
Nordson Corp.	2,517	569,169
Northrop Grumman Corp.	6,992	2,538,236
Raytheon Technologies Corp.	65,801	5,721,397
Regal Beloit Corp.(b)	1,748	257,358
Republic Services, Inc.	13,859	1,640,351
Resources Connection, Inc.	1,412	21,872
Robert Half International, Inc.	4,902	481,425
Rockwell Automation, Inc.	5,044	1,550,626
Roper Technologies, Inc.	4,578	2,249,355
Ryder System, Inc.	2,334	177,734
Snap-on, Inc.	2,343	510,727
Standex International Corp.	527	48,484
Stanley Black & Decker, Inc.	7,015	1,382,306

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Tennant Co.	801	$63,375
Toro Co. (The)	4,680	532,303
Trane Technologies PLC	10,389	2,115,304
Trinity Industries, Inc.(b)	4,754	128,881
Union Pacific Corp.	28,847	6,310,570
United Parcel Service, Inc., Class B	31,420	6,012,531
W.W. Grainger, Inc.	2,259	1,004,306
Waste Management, Inc.	18,328	2,717,309
		88,278,741
Information Technology-17.47%
Accenture PLC, Class A	27,598	8,767,333
Analog Devices, Inc.	16,018	2,681,733
Automatic Data Processing, Inc.	18,474	3,872,705
Badger Meter, Inc.	1,255	126,793
Broadcom, Inc.	17,800	8,640,120
Broadridge Financial Solutions, Inc.	5,046	875,430
Cass Information Systems, Inc.(b)	619	27,292
Corning, Inc.	36,978	1,547,899
HP, Inc.	54,133	1,562,820
International Business Machines Corp.	38,809	5,470,517
Jack Henry & Associates, Inc.	3,229	562,137
KLA Corp.	6,661	2,319,094
Littelfuse, Inc.	1,056	280,885
Microchip Technology, Inc.	11,885	1,700,981
Microsoft Corp.	104,439	29,755,715
Oracle Corp.	125,624	10,946,875
Paychex, Inc.	15,654	1,781,738
QUALCOMM, Inc.	48,980	7,337,204
TE Connectivity Ltd.	14,341	2,114,867
Texas Instruments, Inc.	40,100	7,643,862
Visa, Inc., Class A	73,638	18,143,667
		116,159,667
Materials-3.40%
Air Products and Chemicals, Inc.	9,605	2,795,343
Albemarle Corp.	5,072	1,045,035
AptarGroup, Inc.	2,861	368,840
Ashland Global Holdings, Inc.	2,628	223,564
Avery Dennison Corp.	3,605	759,501
Balchem Corp.	1,395	188,172
Celanese Corp.	4,896	762,650
Eastman Chemical Co.	5,915	666,739
Ecolab, Inc.	12,419	2,742,488
H.B. Fuller Co.	2,264	146,300
Hawkins, Inc.	913	33,151
International Flavors & Fragrances, Inc.	10,809	1,628,268
International Paper Co.	17,021	983,133
Neenah, Inc.	725	36,446
Nucor Corp.	12,991	1,351,324
Packaging Corp. of America	4,120	582,980
PPG Industries, Inc.	10,301	1,684,419
Quaker Chemical Corp.	769	193,588
Reliance Steel & Aluminum Co.	2,774	435,934
Royal Gold, Inc.	2,856	347,061
RPM International, Inc.	5,622	486,809
Scotts Miracle-Gro Co. (The)	2,413	427,004
Sensient Technologies Corp.	1,836	160,062
Sherwin-Williams Co. (The)	11,542	3,359,068
Silgan Holdings, Inc.(b)	4,800	194,496
Sonoco Products Co.	4,362	278,252
Stepan Co.(b)	969	114,294
	Shares	Value
Materials-(continued)
Westlake Chemical Corp.	5,563	$461,284
Worthington Industries, Inc.	2,296	146,875
		22,603,080
Real Estate-1.81%
Alexandria Real Estate Equities, Inc.	6,413	1,291,193
CoreSite Realty Corp.	1,866	257,900
CubeSmart	8,753	434,674
Digital Realty Trust, Inc.	12,232	1,885,685
Douglas Emmett, Inc.	7,616	254,374
Equity LifeStyle Properties, Inc.	7,910	662,858
Essex Property Trust, Inc.	2,830	928,523
Extra Space Storage, Inc.	5,803	1,010,534
Federal Realty Investment Trust	3,379	397,134
Iron Mountain, Inc.	12,539	548,707
Mid-America Apartment Communities, Inc.	4,976	960,866
National Health Investors, Inc.(b)	1,989	135,710
National Retail Properties, Inc.	7,621	372,438
Omega Healthcare Investors, Inc.	10,226	370,999
Realty Income Corp.	16,220	1,140,104
UDR, Inc.(b)	12,887	708,656
Universal Health Realty Income Trust	592	35,372
WP Carey, Inc.(b)	7,723	623,169
		12,018,896
Utilities-5.02%
ALLETE, Inc.	2,262	159,064
Alliant Energy Corp.	10,862	635,753
American Electric Power Co., Inc.	21,701	1,912,292
American States Water Co.	1,588	140,252
American Water Works Co., Inc.	7,874	1,339,446
Atmos Energy Corp.	5,672	559,202
Avista Corp.(b)	3,016	129,175
Black Hills Corp.(b)	2,738	185,226
Brookfield Infrastructure Partners L.P. (Canada)	12,831	693,901
California Water Service Group	2,204	138,147
Chesapeake Utilities Corp.	754	93,941
CMS Energy Corp.	12,570	776,700
Consolidated Edison, Inc.	14,882	1,097,845
DTE Energy Co.	8,418	987,600
Duke Energy Corp.	33,411	3,511,830
Edison International	16,475	897,888
Essential Utilities, Inc.	10,668	524,012
Evergy, Inc.	9,964	649,852
Eversource Energy	14,910	1,286,286
MDU Resources Group, Inc.	8,739	277,201
MGE Energy, Inc.	1,556	121,555
Middlesex Water Co.	752	76,508
National Fuel Gas Co.	3,956	203,457
New Jersey Resources Corp.(b)	4,178	160,937
NextEra Energy, Inc.	85,188	6,636,145
Northwest Natural Holding Co.	1,319	68,971
NorthWestern Corp.	2,197	136,192
OGE Energy Corp.	8,696	293,490
Portland General Electric Co.	3,888	190,123
PPL Corp.	33,420	948,125
Sempra Energy	13,142	1,717,002
SJW Group	1,281	88,299
South Jersey Industries, Inc.(b)	4,887	123,006
Southern Co. (The)	45,979	2,936,679
Southwest Gas Holdings, Inc.	2,512	175,664
Spire, Inc.(b)	2,240	158,928

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
UGI Corp.	9,062	$416,761
WEC Energy Group, Inc.	13,705	1,290,189
Xcel Energy, Inc.	23,372	1,595,139
York Water Co. (The)	562	27,122
		33,359,905
Total Common Stocks & Other Equity Interests (Cost $507,817,090)		664,239,901
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $385,503)	385,503	385,503
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $508,202,593)		664,625,404
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.28%
Invesco Private Government Fund, 0.02%(c)(d)(e)	2,482,034	$2,482,034
Invesco Private Prime Fund, 0.12%(c)(d)(e)	6,058,696	6,061,120
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,543,154)		8,543,154
TOTAL INVESTMENTS IN SECURITIES-101.24% (Cost $516,745,747)		673,168,558
OTHER ASSETS LESS LIABILITIES-(1.24)%		(8,266,481)
NET ASSETS-100.00%		$664,902,077

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$504,143	$5,012,519	$(5,131,159)	$-	$-	$385,503	$41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	698,686	6,646,970	(4,863,622)	-	-	2,482,034	48*
Invesco Private Prime Fund	1,124,866	13,498,834	(8,562,580)	-	-	6,061,120	816*
Total	$2,327,695	$25,158,323	$(18,557,361)	$-	$-	$8,928,657	$905

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-6.17%
Verizon Communications, Inc.	183,210	$10,219,454
Consumer Discretionary-9.38%
Home Depot, Inc. (The)	21,044	6,906,430
McDonald’s Corp.	26,515	6,435,456
NIKE, Inc., Class B	13,027	2,182,153
		15,524,039
Consumer Staples-16.26%
Coca-Cola Co. (The)	152,946	8,722,510
Procter & Gamble Co. (The)	44,930	6,390,394
Walgreens Boots Alliance, Inc.	164,682	7,764,756
Walmart, Inc.	28,303	4,034,593
		26,912,253
Energy-6.40%
Chevron Corp.	104,042	10,592,516
Financials-10.50%
American Express Co.	19,191	3,272,641
Goldman Sachs Group, Inc. (The)	10,059	3,770,918
JPMorgan Chase & Co.	35,235	5,347,968
Travelers Cos., Inc. (The)	33,437	4,979,438
		17,370,965
Health Care-15.56%
Amgen, Inc.	30,560	7,381,462
Johnson & Johnson	35,929	6,186,974
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	107,793	$8,286,048
UnitedHealth Group, Inc.	9,476	3,906,197
		25,760,681
Industrials-9.97%
3M Co.	41,074	8,130,188
Caterpillar, Inc.	18,683	3,862,710
Honeywell International, Inc.	19,307	4,513,783
		16,506,681
Information Technology-19.54%
Apple, Inc.	12,525	1,826,897
Cisco Systems, Inc.	151,744	8,402,065
Intel Corp.	81,856	4,397,304
International Business Machines Corp.	96,605	13,617,441
Microsoft Corp.	9,165	2,611,200
Visa, Inc., Class A	6,022	1,483,761
		32,338,668
Materials-6.19%
Dow, Inc.	164,757	10,241,295
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $156,495,412)		165,466,552
OTHER ASSETS LESS LIABILITIES-0.03%		55,404
NET ASSETS-100.00%		$165,521,956
Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,023	$1,234,070	$(1,270,093)	$-	$-	$-	$6
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
July 31, 2021
(Unaudited)
	Shares	Value
Preferred Stocks-99.89%
Banks-57.38%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	849,385	$21,854,676
Series NN, Pfd., 4.38%(b)	1,015,932	26,495,507
Series LL, Pfd., 5.00%	1,191,501	32,170,527
Series KK, Pfd., 5.38%(b)	1,267,654	34,860,485
Series HH, Pfd., 5.88%	763,115	20,695,679
Series GG, Pfd., 6.00%	1,223,601	33,037,227
Citigroup, Inc.
Series K, Pfd., 6.88%(b)(c)	1,357,422	38,985,160
Series J, Pfd., 7.13%(c)	865,633	24,506,070
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	408,362	10,993,105
Series D, Pfd., 6.35%(c)	272,632	7,903,602
Fifth Third Bancorp
Series K, Pfd., 4.95%	234,654	6,330,965
Series I, Pfd., 6.63%(b)(c)	408,346	11,723,614
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	271,868	7,438,308
First Republic Bank
Series M, Pfd., 4.00%	680,000	17,000,000
Series K, Pfd., 4.13%(b)	445,705	11,267,422
Series L, Pfd., 4.25%	735,101	19,002,361
Series J, Pfd., 4.70%(b)	361,567	9,744,231
Series I, Pfd., 5.50%	273,290	7,392,494
Huntington Bancshares, Inc., Series H, Pfd., 4.50%	430,535	11,271,406
JPMorgan Chase & Co.
Series JJ, Pfd., 4.55%(b)	1,390,004	36,571,005
Series LL, Pfd., 4.63%	1,724,536	45,355,297
Series GG, Pfd., 4.75%(b)	815,910	21,572,660
Series DD, Pfd., 5.75%(b)	1,504,304	41,037,413
Series EE, Pfd., 6.00%(b)	1,649,869	46,311,823
KeyCorp
Series G, Pfd., 5.63%	406,305	11,457,801
Series F, Pfd., 5.65%	390,723	10,787,862
Series E, Pfd., 6.13%(c)	453,524	13,533,156
People’s United Financial, Inc., Series A, Pfd., 5.63%(c)	230,156	6,669,921
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	1,346,986	35,223,684
Regions Financial Corp.
Series E, Pfd., 4.45%	368,848	9,619,556
Series C, Pfd., 5.70%(c)	457,182	13,326,855
Series B, Pfd., 6.38%(c)	444,543	12,891,747
Signature Bank, Series A, Pfd., 5.00%	656,120	17,262,517
SVB Financial Group, Series A, Pfd., 5.25%(b)	321,831	8,695,874
Synovus Financial Corp., Series E, Pfd., 5.88%(b)(c)	319,149	8,917,023
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	266,951	7,373,187
Truist Financial Corp.
Series R, Pfd., 4.75%	840,513	22,298,810
Series O, Pfd., 5.25%(b)	522,166	14,547,545
U.S. Bancorp
Series L, Pfd., 3.75%(b)	466,746	11,659,315
Series M, Pfd., 4.00%(b)	679,542	17,450,639
Series K, Pfd., 5.50%(b)	517,598	14,435,808
Series F, Pfd., 6.50%(c)	991,045	25,658,155
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%	350,000	$8,757,000
Series CC, Pfd., 4.38%(b)	1,077,281	27,492,211
Series AA, Pfd., 4.70%	1,115,297	29,120,405
Series Z, Pfd., 4.75%(b)	1,909,143	50,000,455
Series O, Pfd., 5.13%	92,163	2,340,940
Series X, Pfd., 5.50%	849,270	21,528,994
Series Y, Pfd., 5.63%	625,022	16,425,578
Series Q, Pfd., 5.85%(c)	1,644,662	44,570,340
Series R, Pfd., 6.63%(c)	833,733	24,194,932
		1,029,761,347
Capital Markets-13.09%
Apollo Global Management, Inc., Series A, Pfd., 6.38%	163,899	4,318,739
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%	552,383	14,770,721
Series D, Pfd., 5.95%	670,930	17,148,971
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(c)	909,963	24,614,499
Series K, Pfd., 6.38%(c)	637,493	18,327,924
Morgan Stanley
Series L, Pfd., 4.88%	449,395	12,219,050
Series K, Pfd., 5.85%(c)	891,931	26,534,947
Series I, Pfd., 6.38%(c)	906,282	25,901,539
Series F, Pfd., 6.88%(b)(c)	790,440	22,361,548
Series E, Pfd., 7.13%(c)	785,382	22,619,002
Northern Trust Corp., Series E, Pfd., 4.70%	362,907	9,910,990
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	453,284	13,725,439
Series D, Pfd., 5.90%(c)	679,193	19,424,920
Stifel Financial Corp., Series D, Pfd., 4.50%	122,000	3,096,360
		234,974,649
Consumer Finance-7.02%
Capital One Financial Corp.
Series L, Pfd., 4.38%	654,120	16,745,472
Series J, Pfd., 4.80%(b)	1,153,461	30,347,559
Series I, Pfd., 5.00%	1,387,699	37,287,472
Series G, Pfd., 5.20%	524,524	13,385,852
Series H, Pfd., 6.00%	389,285	10,004,625
Synchrony Financial, Series A, Pfd., 5.63%(b)	678,686	18,154,851
		125,925,831
Diversified Financial Services-1.92%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	276,492	6,978,658
Series A, Pfd., 5.25%(b)	728,925	19,352,959
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	270,992	8,183,958
		34,515,575
Insurance-18.95%
Allstate Corp. (The)
Series I, Pfd., 4.75%	274,654	7,544,745
Series H, Pfd., 5.10%	1,035,225	28,675,733
Series G, Pfd., 5.63%(b)	519,000	13,997,430
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	363,284	10,342,696
Series B, Pfd., 6.63%(c)	270,498	7,690,258
American International Group, Inc., Series A, Pfd., 5.85%	450,305	12,338,357
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Insurance-(continued)
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	451,060	$11,619,306
Series E, Pfd., 5.25%	408,301	10,338,181
Series F, Pfd., 5.45%(b)	299,918	7,890,843
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	227,383	6,337,164
Pfd., 5.63% (Bermuda)(b)	230,527	6,210,397
Pfd., 5.95% (Bermuda)(b)(c)	252,194	6,960,554
Athene Holding Ltd.
Series D, Pfd., 4.88%	519,300	13,584,888
Series B, Pfd., 5.63%	304,721	8,303,647
Series A, Pfd., 6.35%(c)	786,899	23,410,245
Series C, Pfd., 6.38%(b)(c)	555,857	15,980,889
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	495,977	12,568,057
Brighthouse Financial, Inc.
Series C, Pfd., 5.38%	477,466	12,695,821
Series A, Pfd., 6.60%	421,837	11,714,414
Series B, Pfd., 6.75%	360,843	10,284,026
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	363,054	10,800,857
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	313,562	8,961,602
MetLife, Inc.
Series F, Pfd., 4.75%	911,995	24,587,385
Series E, Pfd., 5.63%	728,131	20,103,697
Prudential PLC
Pfd., 6.50% (United Kingdom)	273,851	7,426,839
Pfd., 6.75% (United Kingdom)(b)	225,918	6,138,192
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	440,000	11,215,600
Series E, Pfd., 5.38% (Bermuda)	238,325	6,017,706
Series F, Pfd., 5.75% (Bermuda)	230,363	6,254,355
		339,993,884
	Shares	Value
Thrifts & Mortgage Finance-1.18%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	475,185	$14,017,957
Washington Federal, Inc., Series A, Pfd., 4.88%	270,601	7,192,575
		21,210,532
Trading Companies & Distributors-0.35%
Air Lease Corp., Series A, Pfd., 6.15%(c)	229,183	6,252,112
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,720,388,662)		1,792,633,930
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.43%
Invesco Private Government Fund, 0.02%(d)(e)(f)	18,452,422	18,452,422
Invesco Private Prime Fund, 0.12%(d)(e)(f)	43,038,435	43,055,651
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,508,072)		61,508,073
TOTAL INVESTMENTS IN SECURITIES-103.32% (Cost $1,781,896,734)		1,854,142,003
OTHER ASSETS LESS LIABILITIES-(3.32)%		(59,564,924)
NET ASSETS-100.00%		$1,794,577,079

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,481,962	$147,442,325	$(158,924,287)	$-	$-	$-	$722
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,670,665	17,403,466	(26,621,709)	-	-	18,452,422	625*
Invesco Private Prime Fund	41,510,348	47,027,687	(45,482,385)	1	-	43,055,651	10,945*
Total	$80,662,975	$211,873,478	$(231,028,381)	$1	$-	$61,508,073	$12,292

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Banks-6.21%
Comerica, Inc.	220,169	$15,116,803
Huntington Bancshares, Inc.	1,189,509	16,748,287
United Bankshares, Inc.(b)	411,492	14,212,934
WesBanco, Inc.	424,689	13,708,961
		59,786,985
Beverages-1.59%
Coca-Cola Co. (The)	269,149	15,349,567
Capital Markets-3.50%
Franklin Resources, Inc.	468,711	13,850,410
Lazard Ltd., Class A	421,074	19,874,693
		33,725,103
Commercial Services & Supplies-1.14%
HNI Corp.	293,548	10,949,340
Containers & Packaging-1.54%
International Paper Co.	256,647	14,823,931
Diversified Telecommunication Services-5.75%
AT&T, Inc.	1,197,270	33,583,424
Verizon Communications, Inc.	390,181	21,764,296
		55,347,720
Electric Utilities-13.66%
ALLETE, Inc.	262,099	18,430,802
Duke Energy Corp.	191,601	20,139,181
Edison International	415,266	22,631,997
OGE Energy Corp.	668,087	22,547,936
PPL Corp.	976,630	27,706,993
Southern Co. (The)	314,815	20,107,234
		131,564,143
Food & Staples Retailing-1.64%
Walgreens Boots Alliance, Inc.	336,178	15,850,793
Food Products-4.81%
Flowers Foods, Inc.(b)	687,451	16,196,346
JM Smucker Co. (The)	101,043	13,247,748
Kellogg Co.	266,162	16,864,024
		46,308,118
Gas Utilities-5.81%
National Fuel Gas Co.	329,667	16,954,774
Northwest Natural Holding Co.	341,862	17,875,964
South Jersey Industries, Inc.(b)	838,211	21,097,771
		55,928,509
Health Care Providers & Services-1.90%
Cardinal Health, Inc.	308,206	18,301,272
Household Durables-1.31%
Leggett & Platt, Inc.(b)	263,472	12,654,560
Household Products-1.79%
Kimberly-Clark Corp.	127,087	17,248,248
Industrial Conglomerates-1.47%
3M Co.	71,372	14,127,374
Insurance-8.99%
Mercury General Corp.	311,218	18,931,391
Old Republic International Corp.	614,697	15,158,428
Principal Financial Group, Inc.	267,080	16,593,680
	Shares	Value
Insurance-(continued)
Prudential Financial, Inc.	196,067	$19,661,599
Unum Group	592,711	16,240,281
		86,585,379
IT Services-2.31%
International Business Machines Corp.	157,569	22,210,926
Multi-Utilities-5.69%
Avista Corp.(b)	401,649	17,202,626
Consolidated Edison, Inc.	257,379	18,986,849
NorthWestern Corp.	300,630	18,636,054
		54,825,529
Oil, Gas & Consumable Fuels-11.31%
Chevron Corp.	241,110	24,547,409
Exxon Mobil Corp.	509,218	29,315,680
ONEOK, Inc.	670,336	34,837,362
Valero Energy Corp.	302,341	20,247,777
		108,948,228
Pharmaceuticals-3.96%
Merck & Co., Inc.	218,122	16,767,038
Pfizer, Inc.	498,681	21,348,534
		38,115,572
Road & Rail-1.32%
Ryder System, Inc.	166,984	12,715,831
Thrifts & Mortgage Finance-2.64%
Northwest Bancshares, Inc.	1,914,590	25,483,193
Tobacco-8.81%
Altria Group, Inc.	703,793	33,810,215
Philip Morris International, Inc.	255,733	25,596,316
Universal Corp.	488,936	25,502,902
		84,909,433
Trading Companies & Distributors-1.55%
MSC Industrial Direct Co., Inc., Class A(b)	167,875	14,969,414
Wireless Telecommunication Services-1.20%
Telephone & Data Systems, Inc.	516,379	11,541,071
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $876,858,721)		962,270,239
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 0.02%(c)(d)(e)	11,178,847	11,178,847
Invesco Private Prime Fund, 0.12%(c)(d)(e)	26,073,547	26,083,977
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,262,823)		37,262,824
TOTAL INVESTMENTS IN SECURITIES-103.77% (Cost $914,121,544)		999,533,063
OTHER ASSETS LESS LIABILITIES-(3.77)%		(36,321,570)
NET ASSETS-100.00%		$963,211,493
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,898,208	$(6,898,208)	$-	$-	$-	$46
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,776,139	61,396,291	(57,993,583)	-	-	11,178,847	271*
Invesco Private Prime Fund	11,664,209	98,061,387	(83,641,620)	1	-	26,083,977	4,706*
Total	$19,440,348	$166,355,886	$(148,533,411)	$1	$-	$37,262,824	$5,023

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Brazil-3.87%
Cia Paranaense de Energia, ADR(a)(b)	4,075,748	$23,231,764
Canada-64.47%
Agnico Eagle Mines Ltd.	111,758	7,228,507
Algonquin Power & Utilities Corp.(b)	1,226,861	19,592,970
Bank of Montreal(b)	137,170	13,675,849
Bank of Nova Scotia (The)	282,268	17,624,814
BCE, Inc.	484,588	24,185,787
Brookfield Asset Management, Inc., Class A	90,601	4,891,548
Brookfield Infrastructure Partners L.P.	312,517	16,900,919
Brookfield Renewable Partners L.P.	346,364	13,619,032
Canadian Imperial Bank of Commerce	147,872	17,188,641
Canadian National Railway Co.	65,421	7,106,683
Canadian Natural Resources Ltd.	518,266	17,113,143
Canadian Pacific Railway Ltd.	39,144	2,909,182
Enbridge, Inc.	631,170	24,836,540
FirstService Corp.	11,792	2,192,840
Fortis, Inc.(b)	346,367	15,704,280
Franco-Nevada Corp.	21,463	3,432,148
Imperial Oil Ltd.(b)	285,174	7,808,064
Magna International, Inc.	75,516	6,330,506
Manulife Financial Corp.	929,545	17,968,105
Open Text Corp.	162,046	8,411,808
Pembina Pipeline Corp.(b)	751,559	24,839,025
Restaurant Brands International, Inc.	198,616	13,543,625
Ritchie Bros. Auctioneers, Inc.	113,624	6,786,762
Royal Bank of Canada	142,594	14,421,957
Stantec, Inc.	110,348	5,130,079
Sun Life Financial, Inc.	275,163	14,316,731
TC Energy Corp.	446,027	21,734,896
TELUS Corp.(b)	842,548	18,704,566
TFI International, Inc.	42,054	4,710,889
Toronto-Dominion Bank (The)	215,719	14,334,528
		387,244,424
Colombia-2.23%
Bancolombia S.A., ADR	471,007	13,400,149
France-2.68%
Sanofi, ADR	311,963	16,084,812
Germany-2.81%
Fresenius Medical Care AG & Co. KGaA, ADR	234,782	9,231,628
SAP SE, ADR	53,140	7,637,281
		16,868,909
India-1.86%
Infosys Ltd., ADR	444,681	9,836,344
Reliance Industries Ltd., GDR(c)	23,989	1,326,591
		11,162,935
	Shares	Value
Ireland-1.63%
CRH PLC, ADR	196,513	$9,804,034
Mexico-3.25%
America Movil S.A.B. de C.V., Class L, ADR	693,402	11,545,143
Fomento Economico Mexicano, S.A.B. de C.V., ADR	91,524	7,996,452
		19,541,595
Switzerland-3.39%
Logitech International S.A., Class R(b)	26,442	2,883,500
Novartis AG, ADR	189,113	17,472,150
		20,355,650
Taiwan-1.86%
Silicon Motion Technology Corp., ADR	148,715	11,152,138
United Kingdom-10.63%
Diageo PLC, ADR	46,005	9,118,651
Linde PLC	20,102	6,179,154
National Grid PLC, ADR(b)	324,243	20,855,310
RELX PLC, ADR(b)	440,907	13,064,074
Unilever PLC, ADR	254,741	14,655,250
		63,872,439
United States-1.30%
Amdocs Ltd.	101,316	7,812,477
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $511,322,221)		600,531,326
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.79%
Invesco Private Government Fund, 0.02%(a)(d)(e)	17,642,313	17,642,313
Invesco Private Prime Fund, 0.12%(a)(d)(e)	41,148,938	41,165,397
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,807,710)		58,807,710
TOTAL INVESTMENTS IN SECURITIES-109.77% (Cost $570,129,931)		659,339,036
OTHER ASSETS LESS LIABILITIES-(9.77)%		(58,676,333)
NET ASSETS-100.00%		$600,662,703
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,401,317	$(7,401,317)	$-	$-	$-	$31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,104,517	152,636,284	(156,098,488)	-	-	17,642,313	644*
Invesco Private Prime Fund	31,790,276	219,940,864	(210,565,743)	-	-	41,165,397	11,422*
Investments in Other Affiliates:
Cia Paranaense de Energia, ADR	19,434,901	3,190,316	(181,961)	788,513	(5)	23,231,764	-
Total	$72,329,694	$383,168,781	$(374,247,509)	$788,513	$(5)	$82,039,474	$12,097

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021, for each Fund (except for Dow Jones Industrial Average Dividend ETF). As of July 31, 2021, all of the securities in Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,189,139,015	$-	$-	$1,189,139,015
Money Market Funds	1,728,050	55,973,903	-	57,701,953
Total Investments	$1,190,867,065	$55,973,903	$-	$1,246,840,968
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$664,239,901	$-	$-	$664,239,901
Money Market Funds	385,503	8,543,154	-	8,928,657
Total Investments	$664,625,404	$8,543,154	$-	$673,168,558
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,792,633,930	$-	$-	$1,792,633,930
Money Market Funds	-	61,508,073	-	61,508,073
Total Investments	$1,792,633,930	$61,508,073	$-	$1,854,142,003
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$962,270,239	$-	$-	$962,270,239
Money Market Funds	-	37,262,824	-	37,262,824
Total Investments	$962,270,239	$37,262,824	$-	$999,533,063
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$600,531,326	$-	$-	$600,531,326
Money Market Funds	-	58,807,710	-	58,807,710
Total Investments	$600,531,326	$58,807,710	$-	$659,339,036